Impact of Tax Holiday to Earnings Per Share Amounts (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Holiday [Line Items]
Increase in income tax expense	$ 4,470	$ 6,567	$ 8,829
Earnings Per Share, Basic
Income Tax Holiday [Line Items]
Decrease in net income per share	$ 0.08	$ 0.11	$ 0.15
Earnings Per Share, Diluted
Income Tax Holiday [Line Items]
Decrease in net income per share	$ 0.08	$ 0.11	$ 0.15